Report of the directors financial review risk report - The Downside scenarios (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Consensus Downside scenario allowance for ECL | UK | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.90%)	(1.00%)
Consensus Downside scenario allowance for ECL | UK | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.20%	6.10%
House price index (%, start-to-trough)	(6.40%)	(4.50%)
Inflation rate (YoY % change, max)	1.30%	3.40%
Central bank policy rate (%, min)	2.40%	5.00%
Consensus Downside scenario allowance for ECL | US | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.50%)	(0.60%)
Consensus Downside scenario allowance for ECL | US | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.60%	5.30%
House price index (%, start-to-trough)	(0.70%)	(0.20%)
Inflation rate (YoY % change, max)	4.00%	4.50%
Central bank policy rate (%, min)	5.20%	4.80%
Consensus Downside scenario allowance for ECL | Hong Kong | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(4.20%)	(4.50%)
Consensus Downside scenario allowance for ECL | Hong Kong | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.50%	5.10%
House price index (%, start-to-trough)	(6.90%)	(1.90%)
Inflation rate (YoY % change, max)	0.90%	3.10%
Central bank policy rate (%, min)	5.60%	5.20%
Consensus Downside scenario allowance for ECL | Mainland China | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.90%)	(2.50%)
Consensus Downside scenario allowance for ECL | Mainland China | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.70%	6.90%
House price index (%, start-to-trough)	(10.00%)	(12.80%)
Inflation rate (YoY % change, max)	(2.80%)	2.00%
Central bank policy rate (%, min)	1.70%	3.00%
Consensus Downside scenario allowance for ECL | France | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.60%)	(0.60%)
Consensus Downside scenario allowance for ECL | France | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.80%	8.30%
House price index (%, start-to-trough)	0.20%	(0.30%)
Inflation rate (YoY % change, max)	0.60%	2.60%
Central bank policy rate (%, min)	0.40%	3.20%
Consensus Downside scenario allowance for ECL | UAE | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.20%)	0.30%
Consensus Downside scenario allowance for ECL | UAE | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.40%	3.40%
House price index (%, start-to-trough)	(1.00%)	(0.40%)
Inflation rate (YoY % change, max)	0.80%	2.80%
Central bank policy rate (%, min)	5.20%	4.80%
Consensus Downside scenario allowance for ECL | Mexico | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.40%)	(2.10%)
Consensus Downside scenario allowance for ECL | Mexico | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.20%	4.10%
House price index (%, start-to-trough)	0.70%	2.10%
Inflation rate (YoY % change, max)	4.30%	7.40%
Central bank policy rate (%, min)	10.20%	11.50%
Downside 2 scenario allowance for ECL | UK | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.50%)	(9.10%)
Downside 2 scenario allowance for ECL | UK | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.70%	8.40%
House price index (%, start-to-trough)	(26.80%)	(27.20%)
Inflation rate (YoY % change, max)	(1.90%)	10.10%
Central bank policy rate (%, min)	1.60%	5.50%
Downside 2 scenario allowance for ECL | US | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(4.20%)	(4.10%)
Downside 2 scenario allowance for ECL | US | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.70%	9.30%
House price index (%, start-to-trough)	(14.30%)	(15.80%)
Inflation rate (YoY % change, max)	4.30%	4.90%
Central bank policy rate (%, min)	5.30%	5.50%
Downside 2 scenario allowance for ECL | Hong Kong | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(10.80%)	(10.10%)
Downside 2 scenario allowance for ECL | Hong Kong | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.70%	7.10%
House price index (%, start-to-trough)	(22.10%)	(34.40%)
Inflation rate (YoY % change, max)	(1.40%)	3.60%
Central bank policy rate (%, min)	5.60%	5.90%
Downside 2 scenario allowance for ECL | Mainland China | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(6.30%)	(8.70%)
Downside 2 scenario allowance for ECL | Mainland China | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.90%	7.10%
House price index (%, start-to-trough)	(27.70%)	(30.50%)
Inflation rate (YoY % change, max)	(6.00%)	3.80%
Central bank policy rate (%, min)	1.40%	3.50%
Downside 2 scenario allowance for ECL | France | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(6.30%)	(7.90%)
Downside 2 scenario allowance for ECL | France | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.80%	10.40%
House price index (%, start-to-trough)	(6.80%)	(14.00%)
Inflation rate (YoY % change, max)	(0.40%)	7.60%
Central bank policy rate (%, min)	(0.10%)	4.20%
Downside 2 scenario allowance for ECL | UAE | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.20%)	(6.80%)
Downside 2 scenario allowance for ECL | UAE | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.00%	5.00%
House price index (%, start-to-trough)	(24.40%)	(13.20%)
Inflation rate (YoY % change, max)	0.70%	3.70%
Central bank policy rate (%, min)	5.30%	5.60%
Downside 2 scenario allowance for ECL | Mexico | 2025
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(9.30%)	(10.50%)
Downside 2 scenario allowance for ECL | Mexico | 2026
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.80%	5.60%
House price index (%, start-to-trough)	0.70%	2.00%
Inflation rate (YoY % change, max)	4.40%	7.90%
Central bank policy rate (%, min)	10.60%	12.10%